Loans Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Receivables [Abstract]
Loans Receivable

Note 5 - Loans Receivable

The Company’s loans receivable, which is classified as held for sale as of June 30, 2025, is comprised of a commercial real estate loan and is stated at the lower of cost or fair value. As of June 30, 2025, and December 31, 2024, the loan is performing, with no allowance for credit losses recorded.

The following table summarizes the commercial real estate loans receivable balances:

	June 30, 2025	December 31, 2024
Commercial real estate loans receivable, gross	$385,642	$392,186
Allowance for credit losses	-	-
Transferred to held for sale	(385,642)	-
Commercial real estate loans receivable, net	-	392,186
Current portion	-	(13,332)
Non-current portion	$-	$378,854

The Company’s loan receivable was sold to PCCU in July 2025. The Company reflected this asset as held for sale in the condensed consolidated unaudited balance sheet.

See Note 18, Subsequent Events for the sale of the commercial real estate loan to PCCU

Note 5. Loans Receivable

Commercial real estate loans receivable, net consist of the following:

	December 31, 2024	December 31, 2023
Commercial real estate loans receivable, gross	$392,186	$404,577
Allowance for credit losses	-	(10,723)
Commercial real estate loans receivable, net	392,186	393,854
Current portion	(13,332)	(12,391)
Noncurrent portion	$378,854	$381,463

Allowance for Credit Losses

The allowance for credit losses is maintained at a level believed to be sufficient to provide for estimated credit losses based on evaluating known and inherent risks in the loan portfolio. The Company’s estimated the allowance for credit losses on the reporting date in accordance with the credit loss policy described in Note 2.

The allowance for credit losses consists of the following activity for the year ended December 31, 2024 and 2023:

Year ended December 31,	2024	2023
Allowance for credit losses
Beginning balance	$10,723	$21,488
Cumulative effect from adoption of CECL	-	14,980
Charge-offs	-	-
Recoveries	-	-
Benefits	(10,723)	(25,745)
Ending balance	$-	$10,723

Loans receivable:
Individually evaluated for impairment	$392,186	$-
Collectively evaluated for impairment	-	404,577
	$392,186	$404,577
Allowance for credit losses:
Individually evaluated for impairment	$-	$-
Collectively evaluated for impairment	-	10,723
	$-	$10,723

As of December 31, 2024 and December 31, 2023, no loans were past due, or classified as non-accrual or considered impaired. Additionally, no loans were modified during the years ended December 31, 2024, or 2023.

Credit quality of loans:

As part of the on-going monitoring of the credit quality of the Company’s loan portfolio, management tracks credit quality indicators based on the loan payment status on monthly basis. The Company evaluated the credit quality of each indemnified loan by assessing the risk factors and assigning a risk rating based on a variety of factors. The detailed breakdown of risk factors described in Note 6.

The carrying value, excluding the CECL Reserve, of the Company’s loans held at carrying value within each risk rating is as follows:

Risk rating	Year ended. December 31, 2024	Year ended December 31, 2023
6	$392,186	$-
4	-	404,577
Grand total	$392,186	$404,577